FUTURE POLICY BENEFITS - Schedule of Undiscounted Expected Gross Premiums and Expected Future Benefit Payments (Details) - USD ($) $ in Millions	Jun. 30, 2024	Jun. 30, 2023
Liability for Future Policy Benefit, Activity [Line Items]
Expected future benefit payments, Undiscounted	$ 21,789	$ 20,043
Expected future gross premiums, Undiscounted	14,649	9,516
Expected future benefit payments, Discounted	11,676	10,365
Expected future gross premiums, Discounted	8,507	3,509
Annuity
Liability for Future Policy Benefit, Activity [Line Items]
Expected future benefit payments, Undiscounted	11,414	7,991
Expected future gross premiums, Undiscounted	0	509
Expected future benefit payments, Discounted	6,877	4,929
Expected future gross premiums, Discounted	0	0
Life
Liability for Future Policy Benefit, Activity [Line Items]
Expected future benefit payments, Undiscounted	10,375	12,052
Expected future gross premiums, Undiscounted	14,649	9,007
Expected future benefit payments, Discounted	4,799	5,436
Expected future gross premiums, Discounted	$ 8,507	$ 3,509